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APPENDIX I                       UNITED STATES                 OMB APPROVAL
                      SECURITIES AND EXCHANGE COMMISSION  --------------------------
                            Washington, D.C. 20549         OMB Number  3235-0456
                                                           Expires: August 31, 2000
                                                           Estimated average burden
                                  FORM 24F-2               hours per response.....1
                        Annual Notes of Securities Sold   --------------------------
                            Pursuant to Rule 24f-2
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            Read instructions at end of Form before preparing Form.

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  1.    Name and address of Issuer:
                        Lincoln Life & Annuity Variable Annuity Account L of Lincoln Life & Annuity Company of New York
                        120 Madison Street, Suite 1700
                        Syracuse, NY 13202-2802
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  2.    The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the Issuer, check the box but do not list series or
        classes):    [_]

                        N/A

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  3.    Investment Company Act File Number:  811-07785


        Securities Act File Number:  333-10861


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  4(a). Last day of fiscal year for which this Form is filed:

                        December 31, 1997

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  4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
            (See instruction A.2)

  Note: If the Form is being filed late, interest must be paid on the registration fee due.

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  4(c). [_] Check box if this is the last time the issuer will be filing this
            Form.


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5.  Calculation of registration fee:

    (i)    Aggregate sale price of securities sold during the
           fiscal year pursuant to section 24(f):                       $703,363
                                                                        --------

    (ii)   Aggregate price of securities redeemed or
           repurchased during the fiscal year:             $201,553
                                                           --------

    (iii)  Aggregate price of securities redeemed or
           repurchased during any prior fiscal year
           ending no earlier than October 11, 1995
           that were not previously used to reduce
           registration fees payable to the Commission:    $
                                                           --------

    (iv)   Total available redemption credits [add
           Items 5(ii) and 5(iii)]:                                     $201,553
                                                                        --------

    (v)    Net sales - If Item 5(i) is greater than
           Item 5(iv) [subtract Item 5(iv) from
           Item 5(i)]:                                                  $502,083
                                                                        --------

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    (vi)   Redemption credits available for use in         $ (    )
           future years -- if Item 5(i) is less than       --------
           Item 5(iv) [subtract Item 5(iv) from
           Item 5(i)]:

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    (vii)  Multiplier for determining registration fee
           (See Instruction C.9):                                       x.000295
                                                                        --------

    (viii) Registration fee due [multiply Item 5(v) by
           Item 5(vii)] (enter "0" if no fee is due):                  =$    148
                                                                        --------

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6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
    securities (number of shares or other units) deducted here:       . If there
                                                               -------
    is a number of shares or other units that were registered pursuant to rule 24c-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the Issuer in future fiscal years, then state that number here:
                           ----------.
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7.  Interest due - If this Form is being filed more that 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                                     +$     0
                                                                       ---------

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8.  Total of the amount of the registration fee due plus any interest due
    [line 5(viii) plus line 7]:

                                                                     =$   148
                                                                       =========

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9.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:

                             February 26, 1998

        Method of Delivery:

                       [X]  Wire Transfer

                       [_]  Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the Issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ Troy D. Panning
                         -------------------------------------------------------
                         Troy D. Panning, 2/nd/ Vice President & Chief Financial Officer
                         -------------------------------------------------------

Date  February 26, 1998
    -------------------

 *Please print the name and title of the signing officer below the signature.